Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 122,672	$ 151,193
Accounts receivable, net	42,530	35,243
Inventories, net	12,024	11,450
Prepaid expenses and other current assets	4,283	2,670
Current assets of discontinued operations	9,252	7,640
Total current assets	190,761	208,196
Property and equipment, net	41,793	36,942
Intangible assets, net	933	0
Goodwill	39,607	37,396
Other assets	76	294
Long-term assets of discontinued operations	1,956	14,354
Total assets	275,126	297,182
Current Liabilities
Accounts payable	15,213	12,580
Accrued expenses and other current liabilities	36,744	18,850
Deferred revenue	2,361	1,554
Current portion of capital lease obligations	5,519	3,380
Current liabilities of discontinued operations	5,319	7,932
Total current liabilities	65,156	44,296
Capital lease obligations	269	2,263
Long-term debt, net of discount	171,698	164,020
Other long-term liabilities	3,952	2,774
Total liabilities	241,075	213,353
Commitments and contingencies (Note 13)
Stockholders’ Equity
Preferred stock, $.001 par value: Authorized: 5,000,000 shares at March 31, 2015 and December 31, 2014 Issued and outstanding: zero shares at March 31, 2015 and December 31, 2014	0	0
Common stock, $.001 par value: Authorized: 100,000,000 shares at March 31, 2015 and December 31, 2014. Issued and outstanding: 56,704,347 and 56,299,022 shares at March 31, 2015 and December 31, 2014, respectively	57	56
Additional paid-in capital	686,193	661,811
Accumulated other comprehensive loss	(654)	(13)
Accumulated deficit	(651,545)	(578,025)
Total stockholders’ equity	34,051	83,829
Total liabilities and stockholders’ equity	$ 275,126	$ 297,182